Lease Arrangements - Summary of Lease Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Lease liabilities [abstract]
Current	$ 979,612	$ 31,878	$ 809,536
Non-current	$ 6,728,875	$ 218,968	$ 6,590,348